Equity Investment	3 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM”, “we”, “our” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2013 has been derived from our audited consolidated financial statements for the year ended March 31, 2013. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2013 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month period ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year.